Organization and principal activities (Tables)	12 Months Ended
Dec. 31, 2021
Details Of Subsidiaries And Variable Interest Entity
Subsidiary	Place of incorporation	Particular of issued and fully paid up capital	Company’s effective interest	Held by the Company	Held by a subsidiary	Principal activities
True Silver Limited	British Virgin Islands	$50,000	100%	100%	-	Investment holding

Chutian Financial Holdings (Hong Kong) Limited	Hong Kong	HK$10,000	100%	-	100%	Investment holding

Wuhan Chutian Investment Holding Limited.	PRC	$3,000,000	100%	-	100%	Investment holding

Variable interest entity
Hubei Chutian Microfinance Co., Ltd	PRC	RMB450,000,000	80%	-	80%	Microfinance lender

Schedule Of Accompanying Consolidated Financial
	As of December 31,
	2020	2021
	RMB’000	RMB’000
Total current assets	663,089	556,377
Total non-current assets	45,159	42,185
Total assets	708,248	598,562

Total current liabilities	261,944	280,259
Total liabilities	261,944	280,259

	For the year ended December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Interest income on loans	118,396	105,570	20,627
Net profit/(loss)	58,616	19,854	(128,072)